Certain Balance Sheet Information (Accrued Expenses and Other Liabilities) (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued Expenses and Other Liabilities [Line Items]
Accrued expenses	$ 29.0	$ 44.1	$ 50.0
Accrued property taxes	5.4	4.8	2.2
Accrued product purchases payable	1.4	1.5	0.7
Tax payable	0.8	0.5	1.2
Interest payable	35.6	26.2	21.9
Accrued additions to property, plant and equipment	5.3	10.4	20.0
Commitments and contingent liabilities		0.0	40.0
Capital leases	1.4	1.6	1.9
Deferred revenue	15.7	14.2	12.2
Total accrued expenses and other liabilities	94.6	103.3	150.1
Crestwood Equity Partners LP
Accrued Expenses and Other Liabilities [Line Items]
Accrued expenses	30.7	46.4	52.5
Accrued property taxes	5.4	4.8	2.2
Accrued product purchases payable	1.4	1.5	0.7
Tax payable	1.3	0.5	1.6
Interest payable	35.6	26.2	23.5
Accrued additions to property, plant and equipment	5.3	10.4	20.0
Commitments and contingent liabilities		0.0	40.0
Capital leases	1.4	1.6	1.9
Deferred revenue	15.7	14.2	12.2
Total accrued expenses and other liabilities	$ 96.8	$ 105.6	$ 154.6